BNY Mellon Floating Rate Income Fund
STATEMENT OF INVESTMENTS
May 31, 2025 (Unaudited)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 7.4%
Aerospace & Defense — .2%
Goat Holdco LLC, Sr. Scd. Notes(b)		6.75	2/1/2032	1,864,000	1,858,175
Banks — .4%
Citigroup, Inc., Jr. Sub. Notes, Ser. X(c)		3.88	2/18/2026	1,500,000	1,473,271
Freedom Mortgage Corp., Sr. Unscd. Notes(b)		6.63	1/15/2027	500,000	499,153
Freedom Mortgage Corp., Sr. Unscd. Notes(b)		7.63	5/1/2026	1,500,000	1,498,630
					3,471,054
Building Materials — .2%
Cornerstone Building Brands, Inc., Sr. Scd. Notes(b)		9.50	8/15/2029	2,000,000	1,778,897
Chemicals — .2%
Innophos Holdings, Inc., Bonds(b)		11.50	6/15/2029	92,000	92,794
Rain Carbon, Inc., Sr. Scd. Notes(b),(d)		12.25	9/1/2029	1,430,000	1,491,701
					1,584,495
Collateralized Loan Obligations Debt — 1.7%
Ares European XII DAC CLO, Ser. 12A, Cl. E, (3 Month EURIBOR +6.10%)(b),(e)	EUR	8.34	4/20/2032	1,450,000	1,650,556
Barings Ltd. CLO, Ser. 2018-1A, Cl. D, (3 Month TSFR +5.76%)(b),(e)		10.02	4/15/2031	2,900,000	2,862,097
Diameter Capital 3 Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.25%)(b),(e)		9.51	1/15/2038	1,400,000	1,404,512
KKR 23 Ltd. CLO, Ser. 23, Cl. E, (3 Month TSFR +6.26%)(b),(e)		10.53	10/20/2031	2,000,000	1,928,726
Neuberger Berman Loan Advisers 36 Ltd. CLO, Ser. 2020-36A, Cl. ER2, (3 Month TSFR +7.30%)(b),(e)		11.57	4/20/2033	500,000	502,093
Palmer Square Loan Funding Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.90%)(b),(e)		10.16	4/15/2031	800,000	803,846
Rockford Tower Ltd. CLO, Ser. 2022-2A, Cl. ER, (3 Month TSFR +8.12%)(b),(e)		12.39	10/20/2035	750,000	744,227
St. Pauls CLO, Ser. 11A, Cl. E, (3 Month EURIBOR +6.00%)(b),(e)	EUR	8.26	1/17/2032	1,000,000	1,131,216
Trimaran Cavu Ltd. CLO, Ser. 2019-1A, Cl. ER, (3 Month TSFR +6.00%)(b),(e)		10.27	1/20/2037	2,840,000	2,765,686
					13,792,959
Consumer Discretionary — .2%
Flutter Treasury DAC, Sr. Scd. Bonds(b)		5.88	6/4/2031	1,408,000	1,415,920
Diversified Financials — .4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes		5.25	5/15/2027	1,500,000	1,428,560
PHH Escrow Issuer LLC/PHH Corp., Sr. Unscd. Notes(b)		9.88	11/1/2029	1,500,000	1,474,290
					2,902,850
Energy — .2%
Venture Global LNG, Inc., Jr. Sub. Notes(b),(c)		9.00	9/30/2029	1,500,000	1,416,211
Food Products — .2%
Bellis Acquisition Co. PLC, Sr. Scd. Bonds(b)	GBP	8.13	5/14/2030	1,500,000	1,888,835
Forest Products & Paper — .1%
Mercer International, Inc., Sr. Unscd. Notes(b)		12.88	10/1/2028	1,000,000	995,834
Health Care — .3%
1261229 BC Ltd., Sr. Scd. Notes(b)		10.00	4/15/2032	2,500,000	2,476,605
Industrial — .2%
GrafTech Finance, Inc., Scd. Notes(b)		4.63	12/23/2029	1,801,000	1,132,811
GrafTech Global Enterprises, Inc., Scd. Notes(b)		9.88	12/23/2029	196,000	153,370
					1,286,181
Information Technology — .1%
CoreWeave, Inc., Gtd. Notes(b)		9.25	6/1/2030	750,000	749,818

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 7.4% (continued)
Insurance — .2%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, Sr. Unscd. Notes(b)		7.88	11/1/2029	1,500,000	1,485,315
Internet Software & Services — .2%
Arches Buyer, Inc., Sr. Unscd. Notes(b)		6.13	12/1/2028	2,000,000	1,830,227
Materials — .2%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes(b)		8.75	4/15/2030	1,500,000	1,535,161
Media — .4%
CSC Holdings LLC, Gtd. Notes(b)		11.75	1/31/2029	1,000,000	938,071
CSC Holdings LLC, Sr. Unscd. Notes(b)		5.75	1/15/2030	651,000	329,168
Directv Financing LLC/Directv Financing Co-Obligor, Inc., Sr. Scd. Notes(b)		5.88	8/15/2027	1,682,000	1,656,818
					2,924,057
Metals & Mining — .2%
Samarco Mineracao SA, Sr. Unscd. Notes(b),(f)		9.50	6/30/2031	1,615,835	1,570,367
Real Estate — .5%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., Gtd. Notes(b),(d)		5.75	1/15/2029	950,000	782,571
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp., Gtd. Notes(b)		7.00	7/15/2031	1,500,000	1,556,512
Rithm Capital Corp., Sr. Unscd. Notes(b)		8.00	4/1/2029	1,864,000	1,870,539
					4,209,622
Retailing — .6%
Carvana Co., Sr. Scd. Notes(b),(f)		9.00	6/1/2030	1,097,500	1,158,267
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes(b)		6.75	1/15/2030	1,000,000	908,964
Saks Global Enterprises LLC, Sr. Scd. Notes(b)		11.00	12/15/2029	2,000,000	905,000
Specialty Building Products Holdings LLC/SBP Finance Corp., Sr. Scd. Notes(b)		7.75	10/15/2029	1,000,000	958,887
Walgreens Boots Alliance, Inc., Sr. Unscd. Notes		4.80	11/18/2044	1,500,000	1,386,566
					5,317,684
Technology Hardware & Equipment — .2%
Virtusa Corp., Sr. Unscd. Notes(b)		7.13	12/15/2028	1,500,000	1,451,699
Telecommunication Services — .3%
Level 3 Financing, Inc., Gtd. Notes(b),(d)		3.75	7/15/2029	983,000	811,634
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P		7.60	9/15/2039	500,000	423,750
Lumen Technologies, Inc., Sr. Unscd. Notes(b)		5.38	6/15/2029	1,000,000	885,935
					2,121,319
Utilities — .2%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(b)	EUR	5.63	2/15/2032	1,550,000	1,812,863
Total Bonds and Notes (cost $60,097,953)					59,876,148

Floating Rate Loan Interests — 83.3%
Advertising — .4%
Neptune BidCo US, Inc., Term Loan B, (3 Month TSFR +5.10%)(e)	9.33	4/11/2029	3,329,966	3,126,538
Aerospace & Defense — 1.4%
Kaman Corp., Delayed Draw Term Loan, (1 Month TSFR +3.25%)(e),(g)	1.00	2/26/2032	301,724	300,169
Kaman Corp., Initial Term Loan, (6 Month TSFR +2.75%)	7.03	2/26/2032	3,198,276	3,181,789
Propulsion (BC) Newco Ltd., Amendment No. 4 Replacement Term Loan, (3 Month EURIBOR +3.25%)(e)	7.55	9/14/2029	2,652,540	2,662,249

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 83.3% (continued)
Aerospace & Defense — 1.4% (continued)
Spirit Aerosystems, Inc., Initial Term Loan, (3 Month TSFR +4.50%)(e)		8.78	1/15/2027	2,572,152	2,578,852
TransDigm, Inc., Tranche Term Loan J, (3 Month TSFR +2.50%)(e)		6.80	2/28/2031	2,960,532	2,963,774
					11,686,833
Airlines — .7%
AAdvantage Loyalty LP, Term Loan B, (1 Month TSFR +3.25%)(e)		3.25	5/28/2032	3,000,000	3,016,245
JetBlue Airways Corp., Initial Term Loan, (1 Month TSFR +4.75%)(e)		9.05	8/27/2029	2,918,764	2,851,268
					5,867,513
Automobiles & Components — 1.9%
Clarios Global LP, 2025 Euro Term Loan, (1 Month EURIBOR +3.25%)(e)	EUR	5.40	1/28/2032	2,000,000	2,279,064
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month TSFR +5.26%)(e)		9.54	3/30/2027	7,007,157	6,791,687
IXS Holdings, Inc., Initial Term Loan, (3 Month TSFR +4.35%)(e)		8.65	3/5/2027	2,524,868	2,497,372
Power Stop LLC, Initial Term Loan, (3 Month TSFR +4.85%)(e)		9.13	1/26/2029	2,006,283	1,513,910
Realtruck Group, Inc., Second Amendment Incremental Term Loan, (1 Month TSFR +5.11%)(e)		9.44	1/31/2028	2,029,163	1,977,927
					15,059,960
Banks — .3%
Chrysaor BidCo Sarl, Facility USD Term Loan B, (3 Month TSFR +3.50%)(e)		7.74	10/30/2031	2,275,584	2,291,468
Chrysaor BidCo Sarl, USD Delayed Draw Term Loan, (1 Month TSFR +3.50%)(e),(g)		4.00	10/30/2031	168,713	169,890
					2,461,358
Beverage Products — .4%
Primo Brands Corp., 2025 Refinancing Term Loan, (3 Month TSFR +2.25%)(e)		6.55	3/31/2028	3,500,000	3,505,040
Building Materials — 1.8%
Cornerstone Building Brands, Inc., New Term Loan B, (1 Month TSFR +3.25%)(e)		7.68	4/12/2028	714,930	640,159
Cornerstone Building Brands, Inc., Term Loan, (1 Month TSFR +5.63%)(e)		9.95	8/1/2028	1,261,421	1,131,343
Emrld Borrower LP, Second Amendment Incremental Term Loan, (3 Month TSFR +2.50%)(e)		6.80	8/4/2031	4,975,000	4,957,140
Oscar Acquisition Co. LLC, Term Loan B, (3 Month TSFR +4.25%)(e)		8.55	4/30/2029	2,506,719	2,274,848
Quikrete Holdings, Inc., Tranche Term Loan B-3, (1 Month TSFR +2.25%)(e)		6.58	2/10/2032	2,500,000	2,492,500
Tamko Building Products, LLC, 2024 Specified Refinancing Term Loan, (3 Month TSFR +2.75%)(e)		7.03	9/20/2030	3,405,752	3,417,110
					14,913,100
Chemicals — 3.3%
ARC Falcon I, Inc., Initial Term Loan, (1 Month TSFR +3.75%)(e)		7.92	9/29/2028	3,260,000	3,265,607
Bakelite US Holdco, Inc., Initial Term Loan, (3 Month EURIBOR +3.75%)(e)		8.05	12/23/2031	2,857,585	2,820,094
Derby Buyer LLC, Term Loan B, (1 Month TSFR +7.34%)(e)		7.34	11/1/2030	299	296
Geon Performance Solutions LLC, 2024 Refinancing Term Loan, (3 Month TSFR +4.51%)(e)		8.81	8/18/2028	2,436,000	2,364,138
Hexion Holdings Corp., 2024 Refinancing Term Loan, (1 Month TSFR +4.00%)(e)		8.33	3/15/2029	3,829,807	3,813,396
Natgasoline LLC, Term Loan B, (3 Month TSFR +5.50%)(e)		9.80	3/29/2030	2,906,000	2,884,205
Nouryon Finance BV, 2024 Euro Term Loan, (3 Month TSFR +3.50%)(e)	EUR	5.74	4/3/2028	1,879,183	2,145,326
Nouryon Finance BV, 2024 November Dollar Term Loan B-1, (3 Month TSFR +3.25%)(e)		7.51	4/3/2028	1,026,575	1,031,282
Olympus Water US Holding Corp., Euro Term Loan B-5, (3 Month EURIBOR +3.75%)(e)	EUR	6.11	6/23/2031	2,000,000	2,274,931
USALCO LLC, Delayed Draw Commitment Term Loan, (3 Month TSFR +4.00%)(e),(g)		1.00	9/30/2031	287,408	288,980
USALCO LLC, Initial Term Loan, (3 Month TSFR +4.00%)(e)		8.30	9/30/2031	2,782,574	2,797,794
WR Grace Holdings LLC, Initial Term Loan, (3 Month TSFR +3.25%)(e)		7.55	9/22/2028	2,998,511	2,997,012
					26,683,061

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 83.3% (continued)
Commercial & Professional Services — 7.5%
Aggreko Holdings, Inc., 2025 Amended USD Term Loan, (3 Month TSFR +3.00%)(e)		7.32	8/2/2029	2,242,022	2,249,735
American Auto Auction Group LLC, 2025 Refinancing Term Loan, (3 Month TSFR +4.50%)(e)		8.83	5/24/2032	2,830,020	2,837,095
Berkeley Research Group LLC, Initial Term Loan, (1 Month TSFR +3.25%)(e)		7.55	5/3/2032	2,736,000	2,740,884
Catawba Nation Gaming Authority, Term Loan B, (3 Month TSFR +4.75%)(e)		9.05	3/29/2032	2,986,000	3,006,529
CHG Healthcare Services, Inc., Amendment No. 5 Refinancing Term Loan, (3 Month TSFR +3.00%)(e)		7.33	9/29/2028	2,922,693	2,932,338
Conservice Midco LLC, Tenth Amendment Refinancing Term Loan, (1 Month TSFR +3.00%)(e)		7.33	5/13/2030	3,241,875	3,247,273
Ensemble RCM LLC, Term Loan B, (3 Month TSFR +3.00%)(e)		7.28	8/1/2029	2,372,689	2,379,735
Envalior Finance GmbH, Facility USD Term Loan B-1, (3 Month EURIBOR +5.50%)(e)		9.82	4/3/2030	1,987,537	1,878,223
Fugue Finance LLC, Eleventh Amendment Dollar Term Loan, (1 Month TSFR +3.25%)		7.58	1/9/2032	1,995,000	2,004,137
Galaxy US Opco, Inc., Initial Term Loan, (1 Month TSFR +4.75%)(e)		6.28	4/30/2029	2,512,000	2,169,740
Holding Socotec, Term Loan, (3 Month TSFR +3.75%)(e)		8.07	6/2/2028	1,653,000	1,664,026
ImageFirst Holdings LLC, Initial Term Loan, (3 Month TSFR +3.25%)(e)		7.55	3/12/2032	2,238,000	2,238,000
Jupiter Buyer, Inc., Initial Delayed Draw Term Loan, (1 Month TSFR +4.75%)(e),(g)		4.75	11/3/2031	266,398	267,451
Jupiter Buyer, Inc., Initial Term Loan, (2 Month TSFR +4.75%)(e)		9.03	11/3/2031	2,308,781	2,317,912
Kingpin Intermediate Holdings, Amendment No. 8 Term Loan, (1 Month TSFR +3.50%)(e)		7.83	2/8/2028	2,458,737	2,428,003
Lernen US Finco LLC, Facility Term Loan B2, (1 Month TSFR +4.00%)(e)		8.29	10/1/2031	1,992,506	2,000,606
Prometric Holdings, Inc., Term Loan B, (1 Month TSFR +4.86%)(e)		9.19	1/31/2028	3,842,917	3,871,738
Raven Acquisition Holdings LLC, 2024 Delayed Draw Term Commitment Loan, (1 Month TSFR +3.25%)(e),(g)		3.25	11/20/2031	340,333	340,015
Raven Acquisition Holdings LLC, Initial Term Loan, (1 Month TSFR +3.25%)(e)		7.58	11/20/2031	4,760,667	4,756,215
Spring Education Group, Inc., Initial Term Loan, (3 Month TSFR +4.00%)(e)		8.30	10/4/2030	2,791,603	2,807,529
TMF Sapphire Bidco BV, Euro Term Loan B-5, (3 Month TSFR +3.25%)	EUR	5.60	5/3/2028	2,000,000	2,281,607
Vaco Holdings LLC, Initial Term Loan, (3 Month TSFR +5.15%)(e)		9.45	1/22/2029	4,970,093	4,470,748
Veritiv Operating Co., Initial Term Loan, (3 Month TSFR +4.00%)(e)		8.30	11/29/2030	2,427,800	2,432,437
Wand NewCo 3, Inc., Tranche Term Loan B-2, (1 Month TSFR +2.50%)(e)		6.83	1/30/2031	3,884,406	3,853,953
					61,175,929
Consumer Discretionary — 3.5%
Ballys Corp., Facility Term Loan B, (3 Month TSFR +3.51%)(e)		7.78	10/2/2028	1,003,163	888,150
CE Intermediate I LLC, Term Loan B, (3 Month TSFR +3.15%)(e)		7.45	3/25/2032	2,516,747	2,507,309
Crown Finance US, Inc., Initial Term Loan, (1 Month TSFR +5.25%)(e)		9.57	12/2/2031	3,243,125	3,251,524
Entain PLC, Facility Euro Term Loan B-4, (3 Month TSFR +3.25%)(e)	EUR	5.62	6/30/2028	2,500,000	2,858,169
Fitness International LLC, Term Loan B, (1 Month TSFR +5.25%)(e)		9.58	2/12/2029	2,343,773	2,353,664
Flutter Entertainment Public Ltd. Co., Term Loan B, (1 Month TSFR +2.00%)(e)		2.50	5/24/2032	1,000,000	998,750
J&J Ventures Gaming LLC, 2025 Term Loan, (1 Month TSFR +3.50%)(e)		7.83	4/26/2030	1,978,654	1,941,564
Jack Ohio Finance LLC, 2025 Term Loan, (1 Month EURIBOR +4.00%)(e)		8.33	1/30/2032	2,123,000	2,113,054
Recess Holdings, Inc., Amendment No. 5 Term Loan, (3 Month EURIBOR +3.75%)(e)		8.05	2/20/2030	4,055,866	4,060,936
Tecta America Corp., Term Loan B, (1 Month TSFR +3.00%)(e)		7.33	2/18/2032	4,430,000	4,442,116
Windsor Holdings III LLC, 2025 Refinancing Term Loan B, (1 Month TSFR +2.75%)(e)		7.07	8/1/2030	2,816,813	2,812,856
					28,228,092

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 83.3% (continued)
Consumer Durables & Apparel — .6%
S&S Holdings LLC, First Lien Initial Term Loan, (1 Month TSFR +5.10%)(e)		9.42	3/13/2028	3,375,127	3,310,443
S&S Holdings LLC, Second Lien Initial Term Loan, (1 Month TSFR +8.85%)(e)		13.17	3/12/2029	2,030,000	1,860,840
					5,171,283
Consumer Staples — .7%
Hunter Douglas, Inc., Tranche Term Loan B-1, (3 Month EURIBOR +3.25%)(e)		7.55	1/20/2032	5,732,105	5,667,619
Diversified Financials — 4.3%
Apex Group Treasury Ltd., Term Loan B, (1 Month EURIBOR +3.50%)(e)		7.82	2/27/2032	2,513,667	2,514,195
Blackhawk Network Holdings, Inc., Term Loan B, (1 Month TSFR +4.00%)(e)		8.33	3/12/2029	4,292,029	4,312,481
Edelman Financial Center LLC, 2024 Refinancing Term Loan, (1 Month TSFR +5.25%)(e)		9.58	10/6/2028	2,083,000	2,083,010
Edelman Financial Engines Center LLC, 2024-2 Refinancing Term Loan, (1 Month TSFR +3.00%)(e)		7.33	4/7/2028	1,498,404	1,499,258
FNZ USA FinCo LLC, USD Initial Term Loan, (3 Month TSFR +5.00%)(e)		9.26	11/5/2031	2,741,000	2,119,711
Hudson River Trading LLC, Term Loan B-1, (1 Month TSFR +3.00%)(e)		7.33	3/18/2030	3,783,887	3,799,912
Jump Financial LLC, 2025 Term Loan B, (3 Month TSFR +4.25%)(e)		8.55	2/26/2032	3,574,776	3,592,650
Mermaid Bidco, Inc., Euro Facility Term Loan B, (3 Month TSFR +3.75%)(e)	EUR	5.89	7/2/2031	1,500,000	1,720,743
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan, (1 Month TSFR +3.50%)(e)		7.83	7/31/2031	4,749,356	4,759,163
Osaic Holdings, Inc., Term Loan B-4, (1 Month TSFR +3.50%)(e)		7.83	8/16/2028	3,632,851	3,649,544
Pretzel Parent, Inc., Initial Term Loan, (1 Month TSFR +4.50%)(e)		8.83	10/1/2031	1,923,000	1,908,578
Russell Investments US Institutional Holdco, Inc., 2027 PIK Term Loan, (3 Month TSFR +6.50%)(e),(f)		10.78	5/28/2027	3,242,903	3,044,275
					35,003,520
Energy — 2.4%
CPV Shore Holdings LLC, Term Advance B, (3 Month TSFR +3.75%)(e)		8.05	2/4/2032	2,620,000	2,628,188
Freeport LNG Investments LLP, 2025 Term Loan B, (1 Month TSFR +3.25%)(e)		7.52	12/21/2028	3,531,462	3,537,765
Freeport LNG Investments LLP, Term Loan A, (3 Month TSFR +3.25%)(e)		7.52	11/16/2026	1,143,501	1,142,552
Liquid Tech Solutions Holdings LLC, Term Loan B, (1 Month TSFR +3.75%)(e)		8.08	6/18/2029	1,493,750	1,497,484
NGL Energy Operating LLC, Term Loan, (1 Month TSFR +3.75%)(e)		8.08	2/3/2031	2,261,160	2,193,721
Traverse Midstream Partners LLC, Term Loan B, (3 Month TSFR +3.00%)(e)		7.28	2/16/2028	3,896,285	3,914,149
WaterBridge Midstream Operating LLC, Term Loan B, (3 Month TSFR +4.75%)(e)		9.05	6/27/2029	4,958,431	4,789,845
					19,703,704
Environmental Control — .8%
Geosyntec Consultants, Inc., Initial Term Loan, (1 Month TSFR +3.50%)(e)		7.83	7/31/2031	2,122,933	2,132,220
Madison Iaq LLC, 2025 Incremental Term Loan, (3 Month EURIBOR +3.25%)(e)		7.51	5/6/2032	2,058,000	2,062,569
WIN Waste Innovations Holdings, Inc., Incremental Term Loan, (1 Month TSFR +3.86%)(e)		8.19	3/27/2028	2,055,000	2,066,559
WIN Waste Innovations Holdings, Inc., Initial Term Loan, (1 Month TSFR +2.86%)(e)		7.19	3/27/2028	249,375	248,050
					6,509,398
Food Products — 1.4%
Fiesta Purchaser, Inc., 2024 Term Loan B, (1 Month TSFR +3.25%)(e)		7.58	2/12/2031	2,765,160	2,769,142
Froneri Lux FinCo Sarl, Facility Term Loan B-3, (6 Month TSFR +2.50%)(e)	EUR	5.10	9/30/2031	2,000,000	2,271,933
Max US BidCo, Inc., Initial Term Loan, (1 Month EURIBOR +5.00%)(e)		9.33	10/2/2030	4,098,600	4,062,225
Monogram Food Solutions LLC, Initial Term Loan, (1 Month TSFR +4.11%)(e)		8.44	8/28/2028	2,467,624	2,470,708
					11,574,008
Food Service — .7%
Golden State Foods LLC, Initial Term Loan, (1 Month TSFR +4.25%)(e)		8.56	12/4/2031	3,639,801	3,666,827
Pax Holdco Spain SL, 2025 Facility Term Loan B-3, (3 Month TSFR +4.00%)(e)	EUR	6.52	12/31/2029	1,500,000	1,705,832
					5,372,659

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 83.3% (continued)
Health Care — 6.3%
ADMI Corp., Incremental Term Loan, (1 Month TSFR +3.49%)(e)		7.82	12/23/2027	2,867,532	2,728,342
Alvogen Pharma US, Inc., Second Lien Term Loan, (3 Month TSFR +10.50%)(e),(f)		14.80	3/1/2029	241,983	89,080
Amneal Pharmaceuticals LLC, Term Loan, (1 Month EURIBOR +5.50%)(e)		9.83	5/4/2028	3,152,642	3,215,694
Bella Holdings Co. LLC, Term Loan, (1 Month TSFR +3.00%)(e)		7.33	5/10/2028	1,877,052	1,880,928
Gainwell Acquisition Corp., Term Loan B, (3 Month TSFR +4.10%)(e)		8.40	10/1/2027	4,722,220	4,535,693
Global Medical Response, Inc., 2024 Extended Term Loan, (3 Month TSFR +4.75%)(e),(f)		9.08	10/2/2028	3,450,737	3,460,899
Inovie SASU, Senior Facility Term Loan B, (3 Month TSFR +4.00%)(e)	EUR	6.36	3/3/2028	1,500,000	1,575,616
LifePoint Health, Inc., Term Loan B, (3 Month TSFR +3.75%)(e)		8.01	5/19/2031	3,879,545	3,835,299
LifePoint Health, Inc., Term Loan B-2, (3 Month TSFR +3.50%)(e)		7.82	5/19/2031	2,170,361	2,137,577
Medline Borrower LP, Term Loan, (1 Month TSFR +2.25%)(e)		6.58	10/23/2028	3,184,481	3,184,975
Midwest Physician Administrative Services LLC, First Lien Term Loan, (3 Month TSFR +3.26%)(e)		7.56	3/13/2028	2,050,295	1,948,549
One Call Corp., First Lien Term Loan B, (3 Month TSFR +5.76%)(e)		10.04	4/22/2027	2,302,062	2,296,307
Onex TSG Intermediate Corp., Initial Term Loan, (3 Month TSFR +5.01%)(e)		9.34	2/28/2028	1,805,092	1,810,733
Radiology Partners, Inc., Term Loan C, (3 Month TSFR +3.76%)(e),(f)		8.09	1/31/2029	1,893,053	1,883,067
Resonetics LLC, 2024 Specified Refinancing Term Loan, (3 Month EURIBOR +3.25%)(e)		7.55	6/18/2031	3,021,072	3,019,425
Sharp Services LLC, Tranche Term Loan D, (3 Month TSFR +3.25%)(e)		7.55	12/29/2028	3,406,138	3,423,185
Team Health Holdings, Inc., Extended Term Loan, (3 Month TSFR +5.25%)(e)		9.53	3/2/2027	3,140,477	3,130,271
US Anesthesia Partners, Inc., Initial Term Loan, (1 Month TSFR +4.36%)(e)		8.69	10/2/2028	3,458,702	3,408,586
WCG Intermediate Corp., Term Loan B, (1 Month TSFR +3.00%)(e)		7.33	2/25/2032	3,506,000	3,468,749
					51,032,975
Industrial — 4.5%
Arcline FM Holdings LLC, 2025 New Term Loan, (3 Month EURIBOR +3.50%)(e)		7.58	6/24/2030	4,074,445	4,089,725
Brown Group Holding LLC, Incremental Facility Term B-2, (3 Month TSFR +2.75%)(e)		6.80	7/1/2031	500,000	499,038
CPM Holdings, Inc., Initial Term Loan, (1 Month TSFR +4.50%)(e)		8.82	9/28/2028	2,478,347	2,457,318
DXP Enterprises, Inc., 2024 Incremental Term Loan, (1 Month TSFR +3.75%)(e)		8.08	10/7/2030	3,043,977	3,061,571
First Eagle Holdings, Inc., Tranche Term Loan B-2, (3 Month TSFR +3.00%)(e)		7.30	3/5/2029	3,030,291	3,034,275
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan, (3 Month TSFR +4.50%)(e)		8.78	2/15/2029	3,269,901	3,265,552
Roper Industrial Products Investment Co., Dollar Tranche Term Loan D, (3 Month TSFR +2.75%)(e)		7.05	11/23/2029	3,677,101	3,666,309
Roper Industrial Products Investment Co., Euro Tranche Term Loan D, (3 Month TSFR +3.50%)(e)	EUR	5.86	11/22/2029	1,000,000	1,141,127
Service Logic Acquisition, Inc., Amendment No. 8 Refinancing Term Loan, (1- 3 Month TSFR +3.00%)(e)		7.28	10/29/2027	1,825,425	1,827,707
STS Operating, Inc., First Refinancing Term Loan, (1 Month TSFR +4.10%)(e)		8.43	3/25/2031	3,464,918	3,394,892
TK Elevator Midco Gmbh, Euro Term Loan B, (3 Month TSFR +3.25%)(e)	EUR	5.85	4/30/2030	1,500,000	1,706,718
Touchdown Acquirer, Inc., Term Loan B, (3 Month TSFR +2.75%)(e)		7.08	2/21/2031	2,459,188	2,452,019
TRC Cos. LLC, 2025 Refinancing Term Loan, (1 Month TSFR +3.00%)(e)		7.33	12/11/2028	2,563,602	2,552,066
Victory Buyer LLC, Initial Term Loan, (1 Month EURIBOR +3.86%)(e)		8.19	11/20/2028	3,173,672	3,137,968
					36,286,285
Information Technology — 12.3%
AI Silk UK Midco 2 Ltd., Facility Term Loan B, (6 Month TSFR +5.00%)(e)	EUR	7.36	3/24/2031	1,500,000	1,654,515
Applied Systems, Inc., Tranche Term Loan B-1, (3 Month TSFR +2.50%)(e)		6.80	2/24/2031	3,149,813	3,165,184
Ascend Learning LLC, Amendment No. 5 Term Loan, (1 Month TSFR +3.00%)(e)		7.33	12/11/2028	3,000,000	2,989,680
Ascend Learning LLC, Second Lien Initial Term Loan, (1 Month TSFR +5.85%)(e)		10.18	12/10/2029	2,399,794	2,393,039
AthenaHealth Group, Inc., Initial Term Loan, (1 Month TSFR +3.00%)(e)		7.33	2/15/2029	6,325,121	6,309,309
Avalara, Inc., Term Loan, (3 Month EURIBOR +3.25%)(e)		7.55	3/29/2032	3,162,000	3,167,360

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 83.3% (continued)
Information Technology — 12.3% (continued)
Cloud Software Group, Inc., Initial Dollar Facility Term Loan B, (3 Month TSFR +3.50%)(e)		7.80	3/29/2029	2,145,930	2,143,258
ConnectWise LLC, Initial Term Loan, (3 Month TSFR +3.76%)(e)		8.06	9/29/2028	4,688,634	4,704,763
Cotiviti, Inc., Initial Floating Rate Term Loan, (1 Month TSFR +2.75%)(e)		7.07	5/1/2031	1,384,571	1,380,251
Cotiviti, Inc., Term Loan, (1 Month TSFR +2.75%)(e)		7.07	3/29/2032	3,000,000	2,983,125
Ellucian Holdings, Inc., Term Loan B-1, (1 Month EURIBOR +3.00%)(e)		7.33	10/8/2029	3,311,712	3,320,571
EP Purchaser LLC, 2023 Incremental Term Loan, (3 Month TSFR +4.76%)(e)		9.06	11/6/2028	2,603,716	2,623,244
Epicor Software Corp., Term Loan F, (1 Month TSFR +2.75%)(e)		7.08	5/30/2031	2,990,000	3,000,585
Flash Charm, Inc., 2024 Term Loan B-2, (3 Month TSFR +3.50%)(e)		7.78	3/2/2028	4,948,719	4,713,679
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan, (1 Month TSFR +2.50%)(e)		6.83	1/30/2032	1,995,000	1,991,798
Genesys Cloud Services Holdings II LLC, 2025 Euro Term Loan, (3 Month TSFR +3.25%)(e)	EUR	5.44	1/30/2032	1,995,000	2,269,481
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (3 Month TSFR +4.10%)(e)		8.38	11/30/2026	4,235,467	4,048,407
Inmar, Inc., Initial Term Loan, (3 Month TSFR +5.00%)(e)		9.30	10/30/2031	2,837,875	2,859,173
Isolved, Inc., Term Loan B-2, (1 Month TSFR +3.00%)(e)		7.33	10/15/2030	2,204,765	2,215,106
Mitchell International, Inc., Initial Term Loan, (1 Month TSFR +3.25%)(e)		7.58	6/17/2031	1,582,955	1,580,153
MYOB US Borrower LLC, Initial US Term Loan, (1 Month TSFR +4.00%)(e)		8.32	5/8/2026	2,675,077	2,626,176
Oceankey US II Corp., Term Loan, (1 Month TSFR +3.60%)(e)		7.93	12/15/2028	1,988,031	1,988,031
Polaris Newco LLC, First Lien Dollar Term Loan, (3 Month TSFR +4.01%)(e)		8.29	6/5/2028	992,261	962,945
Polaris Newco LLC, First Lien Euro Term Loan, (1 Month TSFR +3.75%)(e)	EUR	5.76	6/5/2028	4,966,555	5,451,289
Project Alpha Intermediate Holding, Inc., First Lien Incremental Term Loan B, (1 Month TSFR +3.25%)(e)		7.55	10/28/2030	2,834,834	2,846,641
Project Alpha Intermediate Holding, Inc., Incremental 2nd Lien Term Loan, (1 Month EURIBOR +5.00%)(e)		9.31	5/9/2033	1,218,000	1,205,442
Project Boost Purchaser LLC, First Lien Initial Term Loan, (3 Month TSFR +3.00%)(e)		7.30	7/16/2031	2,332,292	2,331,825
Red Planet Borrower LLC, First Lien Initial Term Loan, (1 Month EURIBOR +3.85%)(e)		8.18	9/29/2028	2,506,506	2,489,049
Renaissance Holding Corp., 2024-2 Term Loan, (3 Month EURIBOR +4.00%)(e)		8.28	4/8/2030	3,427,000	3,171,037
Rithum Holdings, Inc., First Lien Term Loan, (3 Month EURIBOR +4.15%)(e)		8.41	12/2/2027	3,522,748	3,418,968
Starlight Parent LLC, Term Loan, (3 Month TSFR +4.00%)(e)		8.26	4/16/2032	4,180,000	4,125,158
UKG, Inc., Term Loan B, (1 Month TSFR +3.00%)(e)		7.33	2/10/2031	6,188,904	6,207,750
Zelis Payments Buyer, Inc., Amendment No. 5 Term Loan, (1 Month EURIBOR +3.25%)(e)		7.58	11/26/2031	3,165,750	3,165,006
					99,501,998
Insurance — 3.3%
Acrisure LLC, 2024 Repricing Term Loan B-6, (1 Month EURIBOR +3.00%)(e)		7.33	11/6/2030	4,494,513	4,478,603
Alera Group, Inc., 2025 Term Loan, (1 Month TSFR +3.25%)(e)		3.75	5/31/2032	1,404,000	1,406,541
Alera Group, Inc., Second Lien Term Loan, (1 Month TSFR +5.50%)		6.00	5/30/2033	838,000	846,644
Alliant Holdings Intermediate LLC, New Term Loan B-6, (1 Month TSFR +2.75%)(e)		7.07	9/19/2031	2,184,721	2,177,839
Ardonagh Group Finco Pty Ltd., 2025 Facility Term Loan B, (3 Month TSFR +2.75%)(e)		7.03	2/18/2031	2,500,000	2,487,500
Ardonagh Group Finco Pty Ltd., Syndicated Euro Facility Term Loan B, (6 Month TSFR +3.63%)(e)	EUR	6.28	2/18/2031	2,000,000	2,286,036
Broadstreet Partners, Inc., 2024 Term Loan B, (1 Month TSFR +3.00%)(e)		7.33	6/16/2031	2,286,529	2,291,536
HIG Finance 2 Ltd., 2024-2 Refinancing Term Loan, (1 Month TSFR +3.50%)(e)		3.50	4/18/2030	2,794,000	2,808,417
HIG Finance 2 Ltd., 2024-3 Euro Term Loan, (1 Month TSFR +3.50%)(e)	EUR	7.83	2/17/2031	1,000,000	1,142,314
OneDigital Borrower LLC, 2025 Refinancing Term Loan, (1 Month TSFR +3.00%)(e)		7.33	7/2/2031	1,833,820	1,832,977

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 83.3% (continued)
Insurance — 3.3% (continued)
OneDigital Borrower LLC, Second Lien Initial Term Loan, (1 Month TSFR +5.25%)(e)		9.58	7/2/2032	1,779,000	1,762,322
Sedgwick Claims Management Services, Inc., 2024 Term Loan, (1 Month TSFR +3.00%)(e)		7.33	7/31/2031	3,118,518	3,126,953
					26,647,682
Internet Software & Services — 5.0%
Arches Buyer, Inc., Refinancing Term Loan, (1 Month TSFR +3.35%)(e)		7.68	12/6/2027	3,103,225	3,059,470
Buzz Finco LLC, Initial Term Loan, (1 Month TSFR +2.85%)(e)		7.18	1/29/2027	2,980,404	2,973,892
Cablevision Lightpath LLC, 2025 Refinancing Term Loan, (1 Month TSFR +3.00%)(e)		7.33	11/30/2027	3,404,676	3,405,748
CMI Marketing, Inc., Term Loan B, (1 Month TSFR +4.36%)(e)		8.69	3/23/2028	2,228,737	2,167,447
CNT Holdings I Corp., 2025 Replacement Term Loan, (3 Month TSFR +2.50%)(e)		6.78	11/8/2032	3,453,210	3,453,210
Delivery Hero Finco LLC, Extended Dollar Term Loan, (3 Month TSFR +5.00%)(e)		9.30	12/12/2029	1,746,757	1,757,674
Ion Trading Finance Ltd., Initial Euro Term Loan, (3 Month TSFR +4.25%)(e)	EUR	6.61	4/3/2028	1,947,080	2,210,192
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)(e)		8.58	5/3/2028	4,693,093	4,522,969
MH Sub I LLC, Second Lien Term Loan, (1 Month EURIBOR +6.25%)(e)		10.58	2/23/2029	1,811,000	1,652,918
Proofpoint, Inc., 2024 Refinancing Term Loan, (1 Month EURIBOR +3.00%)(e)		7.33	8/31/2028	5,639,363	5,644,466
StubHub Holdco Sub LLC, Extended Euro Term Loan B, (1 Month TSFR +5.00%)(e)	EUR	7.01	3/15/2030	2,320,000	2,624,366
StubHub Holdco Sub LLC, Extended USD Term Loan B, (1 Month TSFR +4.75%)(e)		9.08	3/15/2030	2,682,857	2,624,170
The Knot Worldwide, Inc., Amendment No. 5 Term Loan, (1 Month TSFR +3.75%)(e)		8.08	1/31/2028	4,110,024	4,104,886
					40,201,408
Materials — 3.0%
Berling Packaging LLC, 2024-2 Replacement Term Loan, (1-3 Month TSFR +3.50%)(e)		7.82	6/9/2031	4,162,120	4,175,897
Charter Next Generation, Inc., 2024 Replacement Term Loan, (1 Month TSFR +2.75%)(e)		7.06	12/2/2030	3,106,440	3,116,148
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term Loan B, (3 Month TSFR +3.25%)(e)		7.55	3/29/2032	1,366,117	1,357,257
Clydesdale Acquisition Holdings, Inc., Delayed Draw Term Loan, (3 Month TSFR +3.25%)(e),(g)		7.48	3/29/2032	23,883	23,728
Clydesdale Acquisition Holdings, Inc., Term Loan B, (1 Month TSFR +3.18%)(e)		7.50	4/13/2029	1,309,770	1,306,194
Crosby US Acquisition Corp., Amendment No. 4 Replacement Term Loan, (1 Month TSFR +3.50%)(e)		7.83	8/16/2029	1,915,823	1,921,101
LABL, Inc., Initial Dollar Term Loan, (1 Month TSFR +5.10%)(e)		9.43	10/30/2028	2,225,316	1,990,467
LABL, Inc., Initial Euro Term Loan, (1 Month TSFR +5.00%)(e)	EUR	7.01	10/30/2028	1,477,099	1,460,893
Pregis Topco LLC, Amendment No. 10 Refinancing Term Loan, (1 Month TSFR +4.00%)(e)		8.33	2/1/2029	3,288,146	3,296,366
ProAmpac PG Borrower LLC, 2024 Term Loan B, (3 Month TSFR +4.00%)(e)		8.26	9/15/2028	3,391,440	3,393,984
SupplyOne, Inc., Term Loan B, (1 Month TSFR +3.75%)(e)		8.08	4/21/2031	1,945,350	1,954,464
					23,996,499
Media — .9%
CSC Holdings LLC, 2019 September Term Loan, (3 Month TSFR +1.50%)(e)		9.00	4/15/2027	3,202,639	3,146,593
Gray Media, Inc., Term Loan F, (1 Month TSFR +5.25%)(e)		9.57	6/4/2029	2,105,649	2,103,290
Sinclair Television Group, Inc., Term Loan B-6, (1 Month TSFR +3.41%)(e)		7.74	12/31/2029	2,432,698	2,089,079
					7,338,962
Real Estate — 1.5%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.61%)(e)		7.94	6/2/2028	6,722,521	6,641,010

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 83.3% (continued)
Real Estate — 1.5% (continued)
Emeria SASU, Facility Term Loan B, (3 Month TSFR +3.50%)(e)	EUR	5.89	3/27/2028	2,000,000	2,017,740
Forest City Enterprises LP, Term Loan B, (1 Month TSFR +3.61%)(e)		7.94	12/8/2025	3,226,182	3,140,285
					11,799,035
Retailing — 1.9%
Foundation Building Materials, Inc., 2024 Incremental Term Loan, (1-3 Month TSFR +4.00%)(e)		8.28	1/29/2031	3,397,714	3,201,394
Lakeshore Learning Materials LLC, Initial Term Loan, (1 Month TSFR +3.61%)(e)		7.94	10/2/2028	1,823,976	1,550,389
Peer Holding III BV, Term Loan B-5, (3 Month TSFR +2.50%)(e)		6.80	7/1/2031	2,992,500	3,002,974
RH, Initial Term Loan, (1 Month EURIBOR +2.61%)(e)		6.94	10/20/2028	3,107,395	2,967,950
Staples, Inc., Closing Date Term Loan, (3 Month TSFR +5.75%)(e)		10.03	9/10/2029	2,601,144	2,334,058
White Cap Supply Holdings LLC, Tranche Term Loan C, (1 Month TSFR +3.25%)(e)		7.58	10/31/2029	2,581,030	2,560,266
					15,617,031
Semiconductors & Semiconductor Equipment — .7%
Altar Bidco, Inc., Initial Term Loan, (3 Month TSFR +3.10%)(e)		7.25	2/1/2029	2,386,540	2,361,482
Icon Parent, Inc., Initial Term Loan, (6 Month TSFR +3.00%)(e)		7.21	11/13/2031	1,860,000	1,860,214
Icon Parent, Inc., Initial Term Loan, (6 Month TSFR +5.00%)(e)		9.21	11/15/2032	1,218,500	1,223,575
					5,445,271
Technology Hardware & Equipment — 4.0%
Clover Holdings 2 LLC, Initial Floating Rate Term Loan, (3 Month TSFR +4.00%)(e)		8.29	12/9/2031	3,465,157	3,475,258
Indy US BidCo LLC, Eleventh Amendment Term Loan, (1 Month TSFR +3.50%)(e)		7.83	3/6/2028	4,482,450	4,484,310
Kaseya, Inc., Term Loan, (1 Month TSFR +3.25%)(e)		7.58	3/22/2032	2,647,409	2,650,255
Peraton Corp., First Lien Term Loan B, (1 Month TSFR +3.85%)(e)		8.18	2/1/2028	6,136,962	5,332,560
Peraton Corp., Second Lien Term Loan B-1 , (3 Month TSFR +7.85%)(e)		12.18	2/1/2029	1,000,000	741,250
Sandisk Corp., Term Loan B, (3 Month TSFR +3.00%)(e)		7.32	2/23/2032	5,383,000	5,322,441
Vericast Corp., 2024 Extended Term Loan, (6 Month TSFR +7.75%)(e)		12.03	6/17/2030	2,180,561	2,092,793
X Corp., Tranche Term Loan B-3, (9 Month TSFR FLAT)(e)		9.50	10/29/2029	8,437,045	8,408,697
					32,507,564
Telecommunication Services — 3.2%
Altice France SA, USD Term Loan B-14, (3 Month TSFR +5.50%)(e)		9.76	8/31/2028	5,647,619	5,214,333
CommScope LLC, Initial Term Loan, (1 Month TSFR +5.25%)		9.58	12/17/2029	2,437,000	2,465,769
Level 3 Financing, Inc., Term Loan B-3, (1 Month TSFR +4.25%)(e)		8.58	3/29/2032	3,647,000	3,675,118
Lumen Technologies, Inc., Term Loan B-1, (1 Month TSFR +2.46%)(e)		6.79	4/16/2029	1,499,326	1,487,459
Lumen Technologies, Inc., Term Loan B-2, (1 Month TSFR +2.46%)(e)		6.79	4/15/2030	3,157,544	3,130,800
Odido Holding BV, Facility Term Loan B-2, (3 Month TSFR +3.15%)(e)	EUR	5.51	3/29/2029	2,000,000	2,277,633
Windstream Services LLC, 2024 Term Loan, (1 Month TSFR +4.85%)(e)		9.18	10/6/2031	3,237,000	3,253,185
Zayo Group Holdings, Inc., 2022 Incremental Term Loan, (1 Month TSFR +4.25%)(e)		8.57	3/9/2027	1,922,532	1,848,476
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month EURIBOR +3.11%)(e)		7.44	3/9/2027	3,138,659	3,005,722
					26,358,495
Transportation — .8%
PODS LLC, Term Loan, (3 Month TSFR +3.26%)(e)		7.54	3/31/2028	3,386,813	3,260,163
Stonepeak Nile Parent LLC, Term Loan B, (3 Month TSFR +2.75%)(e)		6.98	4/12/2032	3,217,666	3,216,331
					6,476,494
Utilities — 3.8%
Cogentrix Finance Holdco I LLC, Term Loan, (1 Month EURIBOR +2.75%)(e)		7.08	2/26/2032	4,144,286	4,160,345
Compass Power Generation LLC, Tranche Term Loan B-3, (1 Month TSFR +3.75%)(e)		8.08	4/16/2029	2,753,294	2,771,796
Eastern Power LLC, Term Loan B, (1 Month TSFR +5.25%)(e)		9.58	4/3/2028	2,353,700	2,352,052

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 83.3% (continued)
Utilities — 3.8% (continued)
Edgewater Generation LLC, 2025 Refinancing Term Loan, (1 Month TSFR +3.00%)(e)	7.33	8/1/2030	1,785,639	1,795,683
EFS Cogen Holdings I LLC, Advance Term Loan B, (3 Month TSFR +3.50%)(e)	7.80	10/3/2031	3,379,462	3,404,825
Hamilton Projects Acquiror LLC, First Lien Initial Term Loan, (1 Month TSFR +3.00%)(e)	7.33	5/30/2031	2,670,512	2,684,866
Invenergy Thermal Operating I LLC, Term Loan B, (3 Month TSFR +3.61%)(e)	7.91	5/6/2032	3,282,000	3,309,355
Invenergy Thermal Operating I LLC, Term Loan C, (3 Month TSFR +3.61%)(e)	7.91	5/6/2032	220,000	221,834
Potomac Energy Center LLC, Advance Term Loan, (3 Month TSFR +6.26%)(e)	10.56	11/12/2026	2,713,974	2,724,152
Potomac Energy Center LLC, Term Loan, (1 Month TSFR +3.00%)(e)	3.00	3/15/2032	2,405,000	2,406,503
South Field Energy LLC, Term Loan B, (3 Month TSFR +3.25%)(e)	7.55	8/29/2031	1,808,031	1,813,121
South Field Energy LLC, Term Loan C, (3 Month TSFR +3.25%)(e)	7.55	8/29/2031	115,578	115,903
Vistra Zero Operating Co. LLC, Initial Term Loan, (1 Month TSFR +2.00%)(e)	6.33	4/30/2031	3,500,000	3,444,333
				31,204,768
Total Floating Rate Loan Interests (cost $673,040,198)				676,124,082

	Shares
Exchange-Traded Funds — 3.8%
Registered Investment Companies — 3.8%
Invesco Senior Loan ETF(d)	337,425	7,038,685
iShares iBoxx $ High Yield Corporate Bond ETF(d)	54,848	4,364,255
iShares iBoxx $ Investment Grade Corporate Bond ETF(d)	30,790	3,318,238
Janus Henderson B-BBB CLO ETF	93,935	4,561,484
SPDR Blackstone Senior Loan ETF(d)	171,353	7,092,301
SPDR Bloomberg High Yield Bond ETF(d)	45,437	4,357,863
Total Exchange-Traded Funds (cost $30,353,718)		30,732,826

	1-Day Yield (%)
Investment Companies — 9.4%
Registered Investment Companies — 9.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $76,149,069)	4.42	76,149,069	76,149,069
Investment of Cash Collateral for Securities Loaned — 2.7%
Registered Investment Companies — 2.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $22,382,751)	4.42	22,382,751	22,382,751
Total Investments (cost $862,023,689)		106.6%	865,264,876
Liabilities, Less Cash and Receivables		(6.6%)	(53,435,442)
Net Assets		100.0%	811,829,434

ETF—Exchange-Traded Fund
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
PIK—Payment In Kind
SPDR—Standard & Poor’s Depository Receipt
TSFR—Term Secured Overnight Financing Rate Reference Rates

USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, these securities amounted to $55,164,001 or 6.8% of net assets.

(c)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(d)
Security, or portion thereof, on loan. At May 31, 2025, the value of the fund’s securities on loan was $21,898,228 and the value of the collateral was
$22,382,751, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

(e)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(f)	Payment-in-kind security and interest may be paid in additional par.
(g)	Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.
(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets, Inc.
United States Dollar	52,232,288	Euro	46,320,000	6/20/2025	(430,032)
Euro	1,500,000	United States Dollar	1,697,033	6/20/2025	8,353
United States Dollar	1,945,617	British Pound	1,455,000	6/20/2025	(14,965)
Gross Unrealized Appreciation					8,353
Gross Unrealized Depreciation					(444,997)
See notes to statement of investments.

Statement of Investments
BNY Mellon Floating Rate Income Fund

May 31, 2025 (Unaudited)
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	—	13,792,959	—	13,792,959
Corporate Bonds and Notes	—	46,083,189	—	46,083,189
Exchange-Traded Funds	30,732,826	—	—	30,732,826
Floating Rate Loan Interests	—	676,124,082	—	676,124,082
Investment Companies	98,531,820	—	—	98,531,820
	129,264,646	736,000,230	—	865,264,876
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	8,353	—	8,353
	—	8,353	—	8,353
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(444,997)	—	(444,997)
	—	(444,997)	—	(444,997)

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, floating rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Statement of Investments. At May 31, 2025, the fund had sufficient cash and/or securities to cover these commitments.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2025 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at May 31, 2025 are set forth in the Statement of Investments.
At May 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $2,804,543, consisting of $9,684,678 gross unrealized appreciation and $6,880,135 gross unrealized depreciation.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.